UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	430 Cowper Street, Suite 200
		Palo Alto, CA  94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	650-321-4000

Signature, Place and Date of Signing:

Bradley R. Kent		Palo Alto, CA		February 14, 2002
	[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		14

Form 13F Information Table Value Total:		115,435 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES	INV.	OTHER	VOTING AUTH
					CLASS					X1000				DISC	MGR	SOLE

SUMMA INDUSTRIES               PREFERRED           9394690   $5,094      5,000N     SOLE         5,000
AMERICAN DENTAL PARTNERS       COMMON            025353103   $6,960  1,104,750N     SOLE     1,104,750
CHEROKEE INC NEW               COMMON            CHKERST       $910     82,000N     SOLE        82,000
CTB INTERNATIONAL CORP         COMMON            125960104   $1,521    139,500N     SOLE       139,500
DRESS BARN INC                 COMMON            261570105  $15,866    634,400N     SOLE       634,400
DUCATI MOTOR HOLDINGS S.P.     ADR               264066101      $984    62,500N     SOLE        62,500
BOYDS COLLECTION LTD           COMMON            103354106   $7,033  1,038,900N     SOLE     1,038,900
INTERSTATE NATIONAL DEALER     COMMON            46102P104   $3,007    613,700N     SOLE       613,700
LEARNING TREE INTERNATIONAL    COMMON            522015106   $6,794    243,500N     SOLE       243,500
MAXWELL SHOE CO INC-CL A       CLASS A COMMON     57766108  $17,752  1,259,000N     SOLE     1,259,000
NCO GROUP INC                  COMMON            628858102  $16,296    711,600N     SOLE       711,600
REGIS CORP-MINN                COMMON            758932107  $18,116    702,700N     SOLE       702,700
SS&C TECHNOLOGIES INC          COMMON            85227Q100  $12,251  1,737,675N     SOLE     1,737,675
SUMMA INDS                     COMMON            86562T105   $2,851    349,756N     SOLE       349,756






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